Employee Retirement Plans Amortization Amounts Expected (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Amortization of net prior service cost	$ 0.8
Amortization of actuarial net loss	$ 38.5